DERIVATIVE INSTRUMENTS (Schedule of Outstanding Derivative Instruments) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Other Receivables And Prepaid Expenses [Member] | Foreign Exchange Option Contracts [Member]
Derivative [Line Items]
Derivative assets	$ 111	$ 1
Other Receivables And Prepaid Expenses [Member] | Foreign Exchange Forward Contracts [Member]
Derivative [Line Items]
Derivative assets	10
Accrued Expenses And Other Liabilities [Member] | Foreign Exchange Option Contracts [Member]
Derivative [Line Items]
Derivative liabilities		(566)
Accrued Expenses And Other Liabilities [Member] | Foreign Exchange Forward Contracts [Member]
Derivative [Line Items]
Derivative liabilities	$ (212)